Note 9 - Lessee Future Minimum Lease Payments (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2016	Mar. 31, 2015
Connectivity Lines [Member]
2017	¥ 870,720
2018	673,610
2019	¥ 309,032
2020
2021
2022 and thereafter
Total minimum lease payments	¥ 1,853,362
Other Operating Leases [Member]
2017	3,579,008
2018	981,812
2019	173,907
2020	132,523
2021	109,581
2022 and thereafter	274,562
Total minimum lease payments	5,251,393
2017	4,142,275
2018	3,074,462
2019	2,326,311
2020	1,394,337
2021	886,236
2022 and thereafter	338,174
Total minimum lease payments	12,161,795
Less amounts representing interest	(428,042)
Present value of net minimum capital lease payments	11,733,753
Less current portion	(3,954,386)	¥ (3,522,113)
Noncurrent portion	¥ 7,779,367	¥ 4,340,421